As filed with the Securities and Exchange Commission on September 7, 2005
                                     Investment Company Act file number 811-5698



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   June 30


Date of reporting period:  June 30, 2005

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

================================================================================


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value    Ending Account Value      Expenses Paid During the
                                            01/1/05                  6/30/05                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,008.60                     $1.99
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,022.81                     $2.01
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.40% multiplied by the average account value over the period (January 1, 2005 through June 30, 2005), multiplied by 181/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2005
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               ------------------
   Face                                                                         Maturity           Value                Standard
  Amount                                                                        Date      Yield   (Note 1)     Moody's  & Poor's
  ------                                                                        ----      -----    ------      -------  ---------
Put Bonds (b) (1.33%)
-----------------------------------------------------------------------------------------------------------------------------------

$ 2,000,000  Plaquemines, LA Port & Harbor
             (International Marine Terminal Project) - Series 1984B (d)
             LOC KBC Bank                                                       03/15/06  2.60%  $ 2,000,000
-----------                                                                                      -----------
  2,000,000  Total Put Bonds                                                                       2,000,000
---------                                                                                        -----------
Tax Exempt Commercial Paper (1.33%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  York County, PA IDA PCRB (Philadelphia Electric Co.)
             LOC JP Morgan Chase & Co.                                          10/11/05  2.52%  $ 2,000,000     P1         A1+
-----------                                                                                      -----------
  2,000,000  Total Tax Exempt Commercial Paper                                                     2,000,000
-----------                                                                                      -----------
Tax Exempt General Obligation Notes & Bonds (16.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,900,000  City of Peabody, MA BAN                                            09/30/05  1.75%  $2,908,881     MIG-1
  4,000,000  Lakewood, OH City School District BAN                              09/14/05  2.00    4,002,827     MIG-1
  5,000,000  Michigan Municipal Bond Authority Revenue Notes - Series B-2
             LOC JP Morgan Chase & Co.                                          08/23/05  1.57    5,010,218                SP-1+
  4,650,000  Richardson, TX Independent School District
             (Unlimited Tax School Building Bond) - Series 2000                 04/01/06  2.75    4,650,000     VMIG-1     A1+
  5,000,000  State of Michigan GO - Series A                                    09/30/05  2.00    5,018,390     MIG-1      SP-1+
  3,000,000  Texas State TRAN                                                   08/31/05  1.60    3,006,904     MIG-1      SP-1+
-----------                                                                                     -----------
 24,550,000  Total Tax Exempt General Obligation Notes & Bonds                                   24,597,220
-----------                                                                                     -----------
Variable Rate Demand Instruments (c) (81.91%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  City of Lakeland, FL Educational Facilities RB (South College Project)
             LOC Suntrust Bank                                                  09/01/29  2.28% $ 2,000,000    VMIG-1
  2,000,000  City of Pulaski and Giles, TN IDRB
             (Martin Methodist College Project) - Series 2004
             LOC Amsouth Bank, N.A.                                             01/01/24  2.40    2,000,000    VMIG-1
  3,895,000  Commonwealth of Massachusetts (Central Artery Tunnel)
              - Series 2000                                                     12/01/30  2.31    3,895,000    VMIG-1       A1+
  3,500,000  Commonwealth of Puerto Rico Public Improvement Refunding Bonds,
             TICS / TOCS Trust - Series 2001-1
             Insured by FSA                                                     07/01/27  2.30    3,500,000                 A1+
  4,365,000  Connecticut State HEFA
             (Central Connecticut Coast YMCA) Series 2003
             LOC Citizens Bank of Rhode Island Subsidiary of Royal Bank
             of Scotland                                                        07/01/33  2.27    4,365,000    VMIG-1
  4,000,000  Connecticut State HEFA (Yale University)                           07/01/29  2.22    4,000,000    VMIG-1       A1+
  3,045,000  Connecticut StateHEFA RB
             (The Hotchkiss School Issue) - Series A                            07/01/30  2.35    3,045,000    VMIG-1       A1+
  4,940,000  Cuyahoga County, OH (Cleveland Health Education Museum Project)
             LOC Key Bank, N.A.                                                 03/01/32  2.32    4,940,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity               Value             Standard
  Amount                                                                           Date      Yield    (Note 1)    Moody's &  Poor's
  ------                                                                           ----      -----     ------     ------- ---------
Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------

$ 6,450,000  Dekalb County, GA Housing Authority MHRB (Wood Hills Apartments)
             LOC Bank of America                                                12/01/07    2.33%  $ 6,450,000                A1+
  4,800,000  Dekalb, GA Private Hospital Authority (Egleston Childrens Hospital)
             LOC SunTrust Bank                                                  03/01/24    2.28     4,800,000    VMIG-1      A1+
  1,000,000  District of Columbia (George Washington University) - Series C
             Insured by MBIA Insurance Corp.                                    09/15/29    2.40     1,000,000    VMIG-1      A1+
  1,400,000  Emmaus, PA General Authority Local Government
             (Westchester Area School District Project) - Series B-24
             LOC Depfa Bank PLC                                                 03/01/24    2.27     1,400,000                A1+
  4,500,000  Florida Gulf Coast University Financing Corp. RB - Series 2003
             LOC Wachovia Bank & Trust Company, N.A.                            12/01/33    2.40     4,500,000    VMIG-1
  4,700,000  Franklin County, OH HRB (US  Health Corp.) - Series A
             LOC Citibank, N.A.                                                 12/01/21    2.27     4,700,000    VMIG-1
  4,000,000  Fulton County, GA Housing Authority MHRB
             (Greenhouse Holcomb Project)
             Collateralized by Federal National Mortgage Association            04/01/30    2.25     4,000,000                A1+
    300,000  Greystone RB Certificate Trust
             Senior Certificates of Beneficial Ownership
             LOC Credit Suisse First Boston                                     05/01/28    2.42       300,000    VMIG-1      A1+
  3,200,000  Harris County, TX IDC RB (Odfjell Terminal Project)
             LOC Danske Bank                                                    02/01/20    2.32     3,200,000                A1+
  1,520,000  Houston County, GA Development Authority
             (Middle Georgia Community Action)
             LOC Columbus Bank & Trust Company subsidiary of
             Synovus Financial Corp.                                            01/01/31    2.43     1,520,000      P1        A1
  2,000,000  Houston, TX Independent School District
             Limited Tax Schoolhouse & Refunding Bonds                          06/15/33    2.35     2,000,000    VMIG-1      A1+
  2,000,000  Hurley, NM PCRB (Kennecott Santa Fe - British Petroleum)           12/01/15    2.30     2,000,000      P1        A1+
  1,320,000  Illinois Development Finance Authority RB
             (Jewish Federation of Metropolitan Chicago Project)
             Insured by AMBAC Indemnity Corp.                                   09/01/32    2.30     1,320,000    VMIG-1
  1,515,000  Illinois HEFA RB (Rush-Presbyterian St. Luke's Medical Center)
             LOC Northern Trust Bank                                            11/15/06    2.25     1,515,000    VMIG-1      A1+
  1,000,000  Illinois State GO Bonds - Series B                                 10/01/33    2.40     1,000,000    VMIG-1      A1+
  2,000,000  Indiana HEFA (Rehabilitation Hospital of Indiana)
             LOC National City Bank of the Midwest                              11/01/20    2.28     2,000,000    VMIG-1

-------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2005
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity            Value                 Standard
  Amount                                                                          Date    Yield    (Note 1)       Moody's &  Poor's
  ------                                                                        ----      -----     ------        ------- ---------
Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

$ 2,000,000  Iowa Higher Educational Loan Authority RB (Loras College Project)
             LOC LaSalle National Bank subsidiary of ABN Amro Bank, N.A.        11/01/30    2.30%  $ 2,000,000                A1+
  3,700,000  Jacksonville, FL Electric Authority RB
             (Electric System) - Series 2001B                                   10/01/30    2.30     3,700,000    VMIG-1      A1+
  2,500,000  Lakeview, MI School District 2002 School Building & Site-Series B  05/01/32    2.20     2,500,000                A1+
  2,300,000  Lancaster County, NE Hospital Authority #1 - Series A
             (Immanuel Health - Williamsburg)
             LOC LaSalle National Bank subsidiary of ABN Amro Bank, N.A.        07/01/30    2.32     2,300,000                A1+
    680,000  Lancaster, PA Higher Education Authority RB
             (Franklin & Marshall College)
             LOC JP Morgan Chase & Co.                                          04/15/27    2.38       680,000    VMIG-1      A1
  2,680,000  Lisle, IL MHRB
             Collateralized by Federal National Mortgage Association            09/15/26    2.25     2,680,000                A1+
  5,375,000  Marion County Hospital District
             LOC Amsouth Bank, N.A.                                             10/01/30    2.31     5,375,000    VMIG-1
  4,000,000  Michigan Higher Education Facility Authority RB
             (Hope College Project) - Series 2002A
             LOC Fifth Third Bank                                               04/01/32    2.33     4,000,000                A1+
  4,420,000  Montgomery County, MD Housing Opportunities Commission
             MHRB (Oakwood-Gaithersburg)
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/07    2.30     4,420,000                A1+
  1,400,000  New Ulm, MN Hospital Facility RB
             (Health Center System Project) - Series 1985
             LOC Wells Fargo Bank, N.A.                                         08/01/14    2.10     1,400,000                A1+
  1,700,000  Oregon State GO - Series 73H                                       12/01/19    2.30     1,700,000    VMIG-1      A1+
  5,000,000  Piedmont, SC Municipal Power Agency RB - Series B
             Insured by MBIA Insurance Corp.                                    01/01/19    2.40     5,000,000    VMIG-1      A1+
  5,100,000  Port of Port Authur Navigation, TX (Jefferson County for Texaco)   10/01/24    2.30     5,100,000    VMIG-1      A1
    300,000  Quakertown, PA Hospital Authority RB (HPS Group Pooled Financing)
             LOC PNC Bank                                                       07/01/05    2.35       300,000    VMIG-1
    545,000  Reading, PA (York County General Authority)
             Insured by AMBAC Indemnity Corp.                                   09/01/26    2.29       545,000                A1+
  1,800,000  University of North Florida, Capital Improvement
             LOC Wachovia Bank & Trust, N.A.                                    11/01/24    2.43     1,800,000    VMIG-1
  2,230,000  Utah State Building Ownership Authority Lease RB
             LOC Landesbank Hessen                                              05/15/22    2.40     2,230,000    VMIG-1      A1+

-------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity            Value                 Standard
  Amount                                                                          Date    Yield    (Note 1)       Moody's &  Poor's
  ------                                                                          ----    -----     ------        ------- ---------
Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

$ 2,000,000  Utah Transit Authority Sales Tax RB Series - 2
             LOC Bayerische Landesbank, A.G.                                    09/01/32    2.25 % $ 2,000,000    VMIG-1      A1+
  5,000,000  Valdez, AK Marine Terminal
             (British Petroleum Pipelines CO. Project) - Series A               06/01/37    2.30     5,000,000    VMIG-1      A1+
    835,000  Valdez, AK Marine Terminal
             (British Petroleum Pipelines CO. Project) - Series B               07/01/37    2.30       835,000    VMIG-1      A1+
    500,000  Wisconsin HEFA (Alverno College Project)
             LOC Allied Irish Bank                                              11/01/17    2.35       500,000    VMIG-1
   --------                                                                                         ----------
123,515,000  Total Variable Rate Demand Instruments                                                123,515,000
----------                                                                                         -----------
             Total Investments (100.88%) (Cost $152,112,220+)                                      152,112,220
             Liabilities in excess of other assets (-0.88%) (Note 4)                                (1,328,696)
                                                                                                   -----------
             Net Assets (100.00%), 150,788,891 shares outstanding (Note 3)                        $150,783,524
                                                                                                  ============
             Net Asset Value, offering and redemption price per share                              $      1.00
                                                                                                   ===========

            + Aggregate cost for federal income tax purposes is identical.


 FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)  Maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.


KEY:

   BAN      =   Bond Anticipation Note                        LOC      =   Letter of Credit
   FSA      =   Financial Security Assurance                  MHRB     =   Multi-Family Housing Revenue Bond
   GO       =   General Obligation                            PCRB     =   Pollution Control Revenue Bond
   HEFA     =   Health and Education Facilities Authority     RB       =   Revenue Bond
   HRB      =   Hospital Revenue Bond                         TAN      =   Tax Anticipation Note
   IDA      =   Industrial Development Authority              TICs     =   Trust Inverse Certificates
   IDC      =   Industrial Development Corporation            TOC      =   Tender Option Certificates
   IDRB     =   Industrial Development Revenue Bond           TRAN     =   Tax and Revenue Anticipation Note

-------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
JUNE 30, 2005
(UNAUDITED)
================================================================================


--------------------------- ---------------------------- -----------------------

       States                           Value                    % of Portfolio

--------------------------- ---------------------------- -----------------------
Alaska                              $   5,835,000                      3.84%
Connecticut                            11,410,000                      7.50
District of Columbia                    1,000,000                      0.66
Florida                                17,375,000                     11.42
Georgia                                16,770,000                     11.03
Illinois                                6,515,000                      4.28
Indiana                                 2,000,000                      1.31
Iowa                                    2,000,000                      1.31
Louisiana                               2,000,000                      1.31
Maryland                                4,420,000                      2.91
Massachusetts                           6,803,881                      4.47
Michigan                               16,528,608                     10.87
Minnesota                               1,400,000                      0.92
Nebraska                                2,300,000                      1.51
New Mexico                              2,000,000                      1.31
Ohio                                   13,642,827                      8.97
Oregon                                  1,700,000                      1.12
Pennsylvania                            4,925,000                      3.24
Puerto Rico                             3,500,000                      2.30
South Carolina                          5,000,000                      3.29
Tennessee                               2,300,000                      1.51
Texas                                  17,956,904                     11.81
Utah                                    4,230,000                      2.78
Wisconsin                                 500,000                      0.33
--------------------------- ---------------------------- -----------------------
Total                               $ 152,112,220                    100.00%
--------------------------- ---------------------------- -----------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2005
================================================================================



INVESTMENT INCOME

Interest income.........................................................................    $   2,997,774

Expenses (Note 2).......................................................................         (690,019)
                                                                                            -------------

Net investment income...................................................................        2,307,755



REALIZED GAIN ON INVESTMENTS

Net realized gain on investments........................................................           15,243
                                                                                            -------------

Net increase in net assets from operations..............................................    $   2,322,998
                                                                                            =============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2005 AND 2004
================================================================================


                                                                              2005                    2004
                                                                        ---------------         ---------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................   $     2,307,755         $     1,036,189
    Net realized gain on investments.................................            15,243                     -0-
                                                                        ---------------         ---------------
    Net increase in net assets resulting from operations.............         2,322,998               1,036,189
Dividends to shareholders from net investment income.................        (2,307,755)             (1,036,189)
Capital share transactions (Note 3)..................................       (19,593,543)            (20,060,132)
                                                                         --------------         ---------------
        Total (decrease).............................................       (19,578,300)            (20,060,132)
Net assets:
    Beginning of year................................................       170,361,824             190,421,956
                                                                        ---------------         ---------------
    End of year......................................................   $   150,783,524         $   170,361,824
                                                                        ===============         ===============
Undistributed net investment income..................................               -0-                     -0-
                                                                         ==============         ===============




--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================





1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of  Securities -
          Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b)   Federal  Income  Taxes -
          It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends  and   Distributions  -
          Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use  of  Estimates  -
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
          Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


  3. Capital Stock

At June 30, 2005, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $150,786,710. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                   Year Ended                         Year Ended
                                                  June 30, 2005                      June 30, 2004
                                                  -------------                      -------------
  Sold......................................        761,007,007                        749,730,925
  Issued on reinvestment of dividends.......            797,205                            350,465
  Redeemed..................................       (781,397,755)                      (770,141,522)
                                                  -------------                      -------------
  Net (decrease)............................        (19,593,543)                       (20,060,132)
                                                  =============                      =============

  4. Other Assets and Liabilities

  At June 30, 2005, the Fund had the following other assets and liabilities:
  Other Assets:
  -------------
  Interest Receivable.......................       $     805,630
                                                   -------------
  Liabilities
  -----------
  Fees payable to Affiliates*...............       $       1,649
  Due to Custodian..........................           1,964,189
  Dividends payable.........................             168,488
                                                   -------------
    Total liabilities.........................     $   2,134,326
                                                   -------------
    Total liabilities in excess of other assets       $1,328,696
                                                      ==========

  * Includes fees payable to Reich & Tang Asset Management, LLC.


  5. Tax Information

Accumulated undistributed realized losses at June 30, 2005 amounted to $3,186. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.

The tax character of all distributions paid during the years ended June 30, 2005 and 2004 were tax-exempt.

At June 30, 2005, the Fund had no distributable earnings.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

6. Financial Highlights


                                                                Year Ended June 30,
                                          --------------------------------------------------------------
                                             2005         2004         2003         2002         2001
                                          ---------    ---------     --------     --------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....   $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                          ---------    ---------     --------     --------     ---------
Income from investment operations:
  Net investment income..............         0.014        0.006        0.009        0.015        0.034

Less distributions:
   Dividends from net investment income      (0.014)      (0.006)      (0.009)      (0.015)      (0.034)
                                          --------     ---------    ---------    ---------    ---------
Net asset value, end of year...........   $   1.00     $   1.00      $  1.00      $  1.00      $  1.00
                                          =========    =========     ========     ========     ========
Total Return...........................       1.36%        0.60%        0.92%        1.48%        3.50%

Ratios/Supplemental Data
Net assets, end of year (000)..........   $ 150,784    $ 170,362     $190,422     $201,725     $207,541

Ratios to average net assets:
Expenses...............................       0.40%        0.40%        0.40%        0.40%        0.40%
Net investment income..................       1.34%        0.59%        0.92%        1.48%        3.45%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Directors and Shareholders of Tax Exempt Proceeds Fund, Inc.




We have audited the accompanying statement of net assets of Tax Exempt Proceeds Fund, Inc. (the "Fund") as of June 30, 2005 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year in the period ended June 30, 2001, were audited by other auditors whose report, dated July 27, 2001 expressed an unqualified opinion on this information.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2005, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


New York, New York                                 Sanville & Company
July 19, 2005


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                       Directors and Officers Information
                                 June 30, 2005+

---------------------- ------------- -------------- --------------------------------- ---------------------- ------------
  Name, Address(1),    Position(s)      Term of         Principal Occupation(s)       Number of Portfolios in    Other
       and Age          Held with       Office                During Past                  Fund Complex      Directorships
                          Fund       and Length of              5 Years                Overseen by Director     held by
                                     Time Served(2)                                         or Officer          Director
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------

Disinterested Directors:
------------------------------------ -------------- --------------------------------- ---------------------- ------------

Catherine Boone,         Director        2000       Assistant Treasurer, State of         One portfolio          N/A
Age 61                                              Connecticut, Office of the
                                                    Treasurer since 1999, Deputy
                                                    Assistant Treasurer, State of
                                                    Connecticut, Office of the
                                                    Treasurer from March 1995 to
                                                    2000.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------

Marian Chertow, PhD.,    Director        1989       Director, Industrial                  One portfolio          N/A
Age 50                                              Environmental Management
                                                    Program, School of Forestry and
                                                    Environmental Studies at Yale
                                                    University since July 1991.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------

Glenn Klocko,            Director        1990       Comptroller, City of Bristol,         One portfolio          N/A
Age 49                                              Connecticut since May 1998;
                                                    Director of Finance, Town of
                                                    Avon, Connecticut from 1988 to
                                                    1998.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------

John Richmond,           Director        1989       Was Deputy Treasurer - Debt           One portfolio          N/A
Age 81                                              Management for the State of
                                                    Connecticut from March 1975
                                                    until his retirement in June
                                                    1987.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------

Howard Rifkin,           Director        2000       Deputy Treasurer, State of            One portfolio          N/A
Age 54                                              Connecticut, Office of the
                                                    Treasurer since January
                                                    1999, Deputy Secretary of
                                                    the State, State of
                                                    Connecticut, from January
                                                    1997 to January 1999 and
                                                    Associate Professor and
                                                    Director, Institute of
                                                    Public Service, University
                                                    of Connecticut from 1991 to
                                                    1997.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

(1) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================


                       Directors and Officers Information
                           June 30, 2005+ (continued)

-------------------- --------------- --------------- -------------------------------- --------------------- -------------
 Name, Address(1),    Position(s)    Term of Office      Principal Occupation(s)           Number of           Other
      and Age          Held with     and Length of             During Past             Portfolios in Fund   Directorships
                          Fund       Time Served(2)              5 Years                    Complex           held by
                                                                                          Overseen by         Director
                                                                                      Director or Officer
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Interested Directors/Officers:
------------------------------------ --------------- -------------------------------- --------------------- -------------
Steven W. Duff,      President and        1994         Manager and President of Reich   Director/Trustee          N/A
Age 51               CEO(3)                            & Tang Asset Management, LLC     and/or Officer of
                                                       ("RTAM, LLC"), a registered      fifteen other
                                                       Investment Advisor and           portfolios
                                                       President of the Mutual Funds
                                                       Division of RTAM, LLC.
                                                       Associated with RTAM, LLC
                                                       since 1994.  Mr. Duff is also
                                                       President and Director/Trustee
                                                       of eight other funds in the
                                                       Reich & Tang Fund Complex,
                                                       Director of Pax World Money
                                                       Market Fund, Inc., Principal
                                                       Executive Officer of Delafield
                                                       Fund, Inc. and President and
                                                       Chief Executive Officer of Tax
                                                       Exempt Proceeds Fund, Inc.
                                                       Mr. Duff also serves as a
                                                       Director of Reich & Tang
                                                       Services, Inc. and Reich &
                                                       Tang Distributors, Inc.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Richard De           Vice  President   Since 2005      Executive Vice President and     Officer of fifteen        N/A
Sanctis,                                               CFO of RTAM LLC.  Associated     other portfolios
Age 48                Treasurer and  From 1994 to 2004 with RTAM, LLC since 1990.
                      Assistant                        Mr. De Sanctis is Vice
                      Secretary                        President of ten other funds
                                                       in the Reich & Tang Fund
                                                       Complex, Vice President and
                                                       Assistant Secretary of
                                                       Cortland Trust, Inc. and
                                                       serves as Executive Vice
                                                       President and Chief Financial
                                                       Officer of Reich & Tang
                                                       Services, Inc. and Reich &
                                                       Tang Distributors, Inc.  Prior
                                                       to December 2004, Mr. De
                                                       Sanctis was Treasurer and
                                                       Assistant Secretary of eleven
                                                       funds in the Reich & Tang Fund
                                                       Complex and Vice President,
                                                       Treasurer and Assistant
                                                       Secretary of Cortland Trust,
                                                       Inc.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================


                       Directors and Officers Information
                           June 30, 2005+ (continued)

-------------------- --------------- --------------- -------------------------------- --------------------- -------------
  Name, Address1,     Position(s)    Term of Office      Principal Occupation(s)           Number of           Other
      and Age          Held with     and Length of             During Past             Portfolios in Fund   Directorships
                          Fund        Time Served2               5 Years                    Complex           held by
                                                                                          Overseen by         Director
                                                                                      Director or Officer
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Interested Directors/Officers:
------------------------------------ --------------- -------------------------------- --------------------- -------------

Molly Flewharty,     Vice President       1990       Senior Vice President of RTAM,   Officer of fifteen        N/A
Age 54                                               LLC. Associated with RTAM, LLC   other portfolios
                                                     since 1977.  Ms. Flewharty is
                                                     also Vice President of eleven
                                                     other funds in the Reich &
                                                     Tang Fund Complex.
                                                     Ms. Flewharty also serves as
                                                     Senior Vice President of Reich
                                                     & Tang Distributors, Inc.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Rosanne Holtzer,     Chief                           Senior Vice President,           Officer of fifteen        N/A
Age 40               Compliance                      Compliance Officer and           other portfolios
                     Officer         Since 2004      Assistant Secretary of RTAM,
                                                     LLC.  Associated with RTAM,
                     Secretary       Since 2001      LLC since 1986.  Ms. Holtzer
                                                     is also Chief Compliance
                     Assistant       Since 1998      Officer, Secretary and
                     Treasurer                       Assistant Treasurer of eleven
                                                     other funds in the Reich &
                                                     Tang Fund Complex.  Ms.
                                                     Holtzer also serves as Senior
                                                     Vice President, Assistant
                                                     Secretary & Compliance Officer
                                                     of Reich & Tang Distributors,
                                                     Inc. and Senior Vice
                                                     President, Assistant Secretary
                                                     & Chief Compliance Officer of
                                                     Reich & Tang Services, Inc.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================




                       Directors and Officers Information
                           June 30, 2005+ (continued)

-------------------- --------------- --------------- -------------------------------- --------------------- -------------
  Name, Address1,     Position(s)    Term of Office      Principal Occupation(s)           Number of           Other
      and Age          Held with     and Length of             During Past             Portfolios in Fund   Directorships
                          Fund        Time Served2               5 Years                    Complex           held by
                                                                                          Overseen by         Director
                                                                                      Director or Officer
------------------------------------ --------------- -------------------------------- --------------------- -------------
Interested Directors/Officers:
------------------------------------ --------------- -------------------------------- --------------------- -------------
Michael Lydon,       Vice President    Since 2005    Executive Vice President and     Officer of fifteen        N/A
Age 42                                               Chief Operations Officer of      other portfolios
                                                     RTAM, LLC.  Associated with
                                                     RTAM, LLC since January 2005.
                                                     Mr. Lydon was Vice President
                                                     at Automatic Data Processing
                                                     from July 2000 to
                                                     December 2004.  Prior to July
                                                     2000, Mr. Lydon was Executive
                                                     Vice President and Chief
                                                     Information Officer of RTAM,
                                                     LLC.  Mr. Lydon is also Vice
                                                     President of eleven other
                                                     funds in the Reich & Tang Fund
                                                     Complex.  Mr. Lydon also
                                                     serves as Executive Vice
                                                     President and Chief Operations
                                                     Officer for Reich & Tang
                                                     Distributors, Inc. and Reich &
                                                     Tang Services, Inc.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Anthony Pace,        Treasurer and                   Vice President of RTAM, LLC      Officer of fifteen        N/A
Age 39               Assistant                       since September 2004.  Mr. Pace  other portfolios
                     Secretary         Since 2004    was a Director of a Client
                                                     Service Group at GlobeOp
                                                     Financial Services, Inc. from
                                                     May 2002 to August 2004 and
                                                     Controller/Director of Mutual
                                                     Fund Administration for Smith
                                                     Barney Funds Management LLC and
                                                     Salomon Brothers Asset
                                                     Management Inc. from
                                                     1998 to May 2002.  Mr. Pace is
                                                     also Treasurer and Assistant
                                                     Secretary of eleven other funds
                                                     in the Reich & Tang Fund
                                                     Complex.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================



                       Directors and Officers Information
                           June 30, 2005+ (continued)

-------------------- --------------- --------------- -------------------------------- --------------------- -------------
  Name, Address1,     Position(s)    Term of Office      Principal Occupation(s)           Number of           Other
      and Age          Held with     and Length of             During Past             Portfolios in Fund   Directorships
                          Fund        Time Served2               5 Years                    Complex           held by
                                                                                          Overseen by         Director
                                                                                      Director or Officer
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Interested Directors/Officers:
------------------------------------ --------------- -------------------------------- --------------------- -------------

Irene Ward,          Vice President       1999       Senior Vice President of RTAM,   Officer of one            N/A
Age 57                                               LLC.  Associated with RTAM,      portfolio
                                                     LLC since 1986.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------


+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.


(1) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(3) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






-----------------------------------------
This report is submitted for the general        TAX EXEMPT
information of the  shareholders  of the        PROCEEDS
Fund.   It   is   not   authorized   for        FUND, INC.
distribution to prospective investors in
the Fund unless  preceded or accompanied
by  an   effective   prospectus,   which
includes   information   regarding   the
Fund's    objectives    and    policies,
experience     of    its     management,
marketability   of  shares,   and  other
information.
-----------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York                       Annual Report
     100 Church Street, 10th Floor              June 30, 2005
     New York, New York 10286


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



TEP06/05A

--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Glenn S. Klocko, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


                                    FYE 6/30/2005                      FYE 6/30/2004
                                    -------------                      -------------
4(a)     Audit Fees                 $17,400                            $17,400
4(b)     Audit Related Fees         $     0                            $     0
4(c)     Tax Fees                   $ 1,100                            $ 1,100
4(d)     All Other Fees             $     0                            $     0


4(e)(1) The registrant's audit committee is required to pre-approve (i) all audit and non-audit services performed by the independent registered public accounting firm ("accountants") for the registrant and (ii) any non-audit services performed by the accountants for the registrant's investment adviser and control persons of the adviser that provide ongoing services to the registrant ("Service Affiliates") if the services relate directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

4(e)(2) None

4(f) Not applicable.

4(g) $1,100 and $ 139,125, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2005. $ 1,100 and $50,940, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: September 7 , 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:    September 7, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:    September 7, 2005

* Print the name and title of each signing officer under his or her signature.